Other liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Jul. 02, 2018	Jul. 01, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Taxes payable	$ 33	$ 42
Contract liabilities	29	21	$ 0	$ 32	$ 55
Unfavorable drilling contracts	8	27
Employee withheld taxes, social security and vacation payments	51	40
Accrued interest expense	40	61
Accrued expenses	137	107
Lease liabilities	36	0
Uncertain tax provisions	83	100
Other liabilities	33	33
Total Other Liabilities	$ 450	$ 431